Loans and liquidity investments - Difference between book value and amount required to be paid at maturity (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Loans and liquidity investments [Abstract]
Sum of amounts exceeding nominal	kr 119	kr 74
Sum of amounts falling below nominal	kr (328)	kr (640)